FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Accounting guidance provides for valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). A fair value hierarchy using three broad levels prioritizes the inputs to valuation techniques used to measure fair value. The following is a brief description of those three levels:

•Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities;

•Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; or

•Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

Investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2025 (Level 1, 2 and 3 inputs are defined above):

	Fair Value Measurements Using Input Type
	Level 1	Level 2	Level 3	Total
Mutual Funds	$281,328,957	$—	$—	$281,328,957
Common Stock Fund	—	71,263,125	—	71,263,125
Investments measured at fair value	281,328,957	71,263,125	—	352,592,082

Pooled Separate Accounts	—	—	—	353,650,053
Common Collective Trusts	—	—	—	32
Investments measured at net unit value	—	—	—	353,650,085

Total investments	$281,328,957	$71,263,125	$—	$706,242,167

Investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2024 (Level 1, 2 and 3 inputs are defined above):

	Fair Value Measurements Using Input Type
	Level 1	Level 2	Level 3	Total
Mutual Funds	$481,424,959	$—	$—	$481,424,959
Common Stock Fund	—	64,357,403	—	64,357,403
Investments measured at fair value	481,424,959	64,357,403	—	545,782,362

Pooled Separate Accounts	—	—	—	12,591,257
Common Collective Trusts	—	—	—	73,732,134
Investments measured at net unit value	—	—	—	86,323,391

Total investments	$481,424,959	$64,357,403	$—	$632,105,753
The following is a description of the valuation methodologies for assets measured at fair value. There have been no changes to the methodologies used for the year ended December 31, 2025.

Pooled Separate Accounts

The pooled separate accounts are valued using the net unit value, which is based on the fair value of the underlying assets of the account. Redemptions may occur on a daily basis. The use of net unit value as fair value is deemed appropriate as the pooled separate accounts do not have a finite life, unfunded commitments relating to investments, or restrictions on redemptions.

Mutual Funds

The Mutual Funds are valued at the daily closing price as reported by the fund. The Mutual Funds held by the Plan are open-end Mutual Funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value ("NAV") and to transact at that price. The Mutual Funds held by the Plan are deemed to be actively traded.

Common Collective Trust

The common collective trust funds are valued at the net asset value, as a practical expedient, based on the last reported sales price of the underlying investments held by the fund less its liabilities. The Plan’s interest in the collective trust is based on information reported by the investment advisor using the audited financial statements of the collective trust.

Common Stock Fund

The Common Stock Fund is tracked on a unitized basis. The Common Stock Fund consists of the Company’s common stock which is valued at its quoted market price and funds held in the Investors Bank and Trust Money Market Fund sufficient to meet the Fund’s daily cash needs. The Common Stock Fund is unitized to allow for daily trades. The value of a unit reflects the combined market value of the Company’s common stock and the cash investments held by the Common Stock Fund. As of December 31, 2025, 2,181,179 units were outstanding with a unitized value of approximately $32.67 per unit. As of December 31, 2024, 1,994,039 units were outstanding with a unitized value of approximately $32.27 per unit. The market value of the Company’s Class A common stock as of December 31, 2025 and 2024 was $15.30 and $16.14, respectively. For the year ended December 31, 2025, the Plan purchased and sold $21,005,159 and $16,429,758 of the Company's common stock, respectively.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Fair value of investments in entities that use net unit value

The following table summarizes investments for which fair value is measured using net unit value per share practical expedient as of December 31, 2025 and 2024, respectively. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Pooled Separate Accounts	$353,650,053	None	Daily	12 months
Common Collective Trust	$32	None	Daily	12 months

	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Pooled Separate Accounts	$12,591,257	None	Daily	12 months
Common Collective Trust	$73,732,134	None	Daily	12 months